Other Intangible Assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 51,174	€ 43,881	€ 27,600
Indefinite-lived other intangible assets	139,426	139,426	139,426
In-process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived other intangible assets	139,400	139,400
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets purchased	1,100	3,000
Amortization	3,145	2,649
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	49,100	41,900	27,000
Research and Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 2,100	€ 2,000	€ 600